Stock-Based Compensation - Schedule of Performance Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Performance Warrants Outstanding [Line Items]
Range of Exercise Price	$ 11.09
Number of Performance Warrants Outstanding (in Shares) | shares	296,562
Weighted Average Remaining Contractual Life (Years)	8 years
Weighted Average Exercise Price	$ 8.79
Bottom of range [member]
Schedule of Performance Warrants Outstanding [Line Items]
Range of Exercise Price	7.34
Warrants [Member]
Schedule of Performance Warrants Outstanding [Line Items]
Range of Exercise Price	$ 2.84
Number of Performance Warrants Outstanding (in Shares) | shares	2,222,941
Weighted Average Remaining Contractual Life (Years)	7 years 1 month 6 days
Weighted Average Exercise Price	$ 2.57
Warrants [Member] | Bottom of range [member]
Schedule of Performance Warrants Outstanding [Line Items]
Range of Exercise Price	$ 2.14